Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees	¥ 334,760,000		¥ 356,033,000
Prepayment for royalties, revenue sharing cost	2,389,880,000		2,627,048,000
Receivable due from Alibaba	1,360,279,000
Interest and other operating income receivable	682,328,000		524,069,000
Prepayments of content and marketing cost and other operational expenses	547,758,000		569,122,000
Prepayment for sales tax and deductible value added tax	477,103,000		483,547,000
Bridge loans in connection with ongoing investments	6,469,000		21,259,000
Deposits	63,844,000		11,882,000
Employee advances	74,325,000		79,823,000
Advance to suppliers	66,930,000		26,664,000
Others	108,757,000		117,975,000
Prepayments and other current assets	6,112,433,000	$ 936,771	4,817,422,000
Staff housing loans outstanding repayable within 12 months	37,200,000		43,000,000.0
Advances made directly or indirectly to the executive officers for their personal benefit	¥ 0		¥ 0